Interest expenses and similar charges (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Interest expenses and similar charges
Deposits from credit institutions	$ 9,041	$ 7,420	$ 7,564
Customer deposits	35,036	31,913	24,560
Marketable debt securities	5,398	4,244	3,696
Subordinated liabilities	1,597	1,610	1,600
Hedging derivatives	222	108	129
Other interest expenses	6,780	6,294	4,609
Total interest expenses and similar charges	$ 58,074	$ 51,589	$ 42,158